WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.3%
Alabama - 5.4%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/52	$1,250,000	$1,262,964
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series D-1, Refunding	5.500%	2/1/29	400,000	405,059	(a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	450,000	419,643	(c)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Series F, Refunding	7.900%	10/1/50	11,020,000	11,586,896
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	2,050,000	2,129,833

Total Alabama				15,804,395

Alaska - 0.6%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	600,000	540,421	(c)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A	4.000%	6/1/36	1,200,000	1,121,525

Total Alaska				1,661,946

Arizona - 4.6%
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	1,600,000	1,560,109	(a)(b)
Intel Corp. Project	4.100%	6/15/28	500,000	486,408	(a)(b)(c)
La Paz County, AZ, IDA Revenue:
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	750,000	715,522	(d)
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/46	3,175,000	2,711,870	(d)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	1,500,000	1,258,968	(d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	850,000	862,800	(d)
Phoenix, AZ, IDA Revenue, Basis School Inc., Refunding	5.000%	7/1/45	7,000,000	5,946,401	(d)

Total Arizona				13,542,078

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2023 Quarterly Report	1

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arkansas - 0.2%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	$750,000	$684,445	(c)

California - 14.0%
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	1,100,000	1,097,123	(a)(b)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	1,500,000	1,000,709	(d)
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	2,250,000	2,128,963	(c)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	7,500,000	6,951,795	(c)(d)
California State Public Finance Authority, Senior Living Revenue:
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/51	500,000	402,713
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/56	750,000	589,443
Enso Village Project, Green Bond, Series B-3, Refunding	2.125%	11/15/27	500,000	474,872	(d)
California State School Finance Authority, School Facilities Revenue:
KIPP LA Project, Series A	5.000%	7/1/34	600,000	601,745	(d)
KIPP LA Project, Series A	5.125%	7/1/44	750,000	715,471	(d)
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	2,955,000	2,773,205	(d)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	2,230,000	2,031,583	(d)
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Revenue, Senior Asset- Backed Bonds, Series A-1, Refunding	5.000%	6/1/51	1,350,000	1,349,944
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,140,000	2,051,639

See Notes to Schedule of Investments.

2	Western Asset Municipal High Income Fund 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/45	$2,250,000	$1,932,999
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	7.000%	11/1/34	14,000,000	16,287,494
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	250,000	233,498
Community Facilities District No 2003-1	5.750%	9/1/52	500,000	446,082

Total California				41,069,278

Colorado - 3.2%
Arista Metropolitan District, CO, GO, Convertible Unlimited & Special Revenue, Series A, Refunding and Improvements	5.125%	12/1/48	1,000,000	844,001
Clear Creek Station Metropolitan District No 2, CO, GO, Subordinated, Series B	7.375%	12/15/47	500,000	438,354
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	456,381
North Range, CO, Metropolitan District No 2, GO:
Series A, Refunding	5.625%	12/1/37	500,000	488,812
Subordinated, Series B	7.750%	12/15/47	1,000,000	934,459
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,450,000	4,921,394
Village Metropolitan District, CO:
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	445,823
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/49	1,200,000	1,021,928

Total Colorado				9,551,152

Florida - 4.7%
Broward County, FL, Port Facilities Revenue, Senior Bonds, Series B	4.000%	9/1/49	4,500,000	3,608,200	(c)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/35	1,000,000	1,002,224
Mater Academy Projects, Series A	5.000%	6/15/40	1,000,000	952,932
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,200,000	1,176,347	(d)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2023 Quarterly Report	3

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	$990,000	$922,994	(d)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	2,000,000	1,862,802	(c)
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	1,500,000	1,444,170	(c)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	500,000	468,323
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	673,303
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	250,000	184,640
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	1,000,000	782,178
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	355,000	4	*(e)
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.000%	5/1/43	650,000	606,272	(d)

Total Florida				13,684,389

Georgia - 1.4%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	800,000	771,168
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	500,000	482,559
Plant Vogtle Units 3&4, Project P, Series B	5.000%	1/1/59	1,200,000	1,089,533
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	1,250,000	1,175,410
Series C	5.000%	9/1/30	500,000	496,787	(a)(b)

Total Georgia				4,015,457

Illinois - 14.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	917,706
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	500,000	474,414
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	97,168
Dedicated, Series H	5.000%	12/1/46	3,250,000	2,860,611

See Notes to Schedule of Investments.

4	Western Asset Municipal High Income Fund 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Series A	5.000%	12/1/35	$2,000,000	$1,927,314
Series D	5.000%	12/1/46	750,000	660,141
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	1,200,000	1,214,622
Series A, Refunding	5.000%	1/1/28	1,500,000	1,528,099
Series A, Refunding	6.000%	1/1/38	1,250,000	1,280,656
Series C, Refunding	5.000%	1/1/25	1,000,000	1,005,322
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/47	1,000,000	937,834	(c)
Senior Lien, Series G	5.000%	1/1/52	1,000,000	923,452	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	4,000,000	3,787,013
Second Lien, Series A, Refunding	4.000%	12/1/55	300,000	227,294
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series A, AGM	5.250%	1/1/53	3,500,000	3,533,714
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,250,915	(c)
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	720,000	724,676
Illinois State, GO:
Series 2016	5.000%	1/1/41	5,020,000	4,747,446
Series A	5.000%	3/1/46	1,000,000	939,893
Series A, Refunding	5.000%	10/1/29	2,900,000	2,977,516
Series A, Refunding	5.000%	10/1/30	1,475,000	1,508,189
Series D	5.000%	11/1/27	500,000	512,458
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,150,000	1,052,197
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	2,000,000	1,659,955
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	750,000	697,427
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	3,250,000	3,141,849

Total Illinois				42,587,881

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2023 Quarterly Report	5

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 1.0%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	$1,250,000	$980,259
Marion General Hospital, Series A	4.000%	7/1/45	500,000	399,013
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	500,000	479,792
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,001,960	(c)

Total Indiana				2,861,024

Iowa - 0.9%
Iowa State Finance Authority Revenue:
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	1,800,000	1,638,903	(a)(b)
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/50	1,300,000	1,153,898

Total Iowa				2,792,801

Kentucky - 0.7%
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	2,000,000	1,945,747	(a)(b)

Louisiana - 1.3%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	1,000,000	973,606
Provident Group, Flagship Properties, Series A	4.000%	7/1/44	1,000,000	827,012
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	397,090
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	1,000,000	934,726	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	750,000	700,373	(a)(b)

Total Louisiana				3,832,807

Maryland - 1.0%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	1,000,000	810,593
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	300,000	283,761	(c)
Seagirt Marine Terminal Project, Series A	5.000%	6/1/49	1,000,000	931,809	(c)
Maryland State Health & Higher EFA Revenue:
Frederick Health System, Refunding	4.000%	7/1/45	500,000	409,785
Frederick Health System, Refunding	4.000%	7/1/50	725,000	570,841

Total Maryland				3,006,789

See Notes to Schedule of Investments.

6	Western Asset Municipal High Income Fund 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 0.7%
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	$1,000,000	$953,079
Worcester Polytechnic Institute	4.000%	9/1/44	1,225,000	1,031,787

Total Massachusetts				1,984,866

Michigan - 0.9%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	750,000	698,743
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	1,250,000	979,616
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	145,000	142,123
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	850,000	788,566	(c)

Total Michigan				2,609,048

Minnesota - 1.1%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Subordinated, Series B, Refunding	5.000%	1/1/44	3,500,000	3,345,580	(c)

Missouri - 1.7%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services, Refunding	5.000%	2/1/44	2,450,000	2,151,768
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	3,000,000	2,856,465

Total Missouri				5,008,233

Nebraska - 1.0%
Central Plains Energy Project, NE, Gas Project Revenue, Project No 3, Series A, Refunding	5.000%	9/1/42	3,160,000	2,971,503

Nevada - 1.0%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	1,295,000	1,207,763	(d)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	2,015,000	1,715,176	(d)

Total Nevada				2,922,939

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2023 Quarterly Report	7

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Hampshire - 0.2%
National Finance Authority, NH, Revenue, Presbyterian Senior Living Project, Series A	5.250%	7/1/48	$700,000	$633,633

New Jersey - 4.7%
New Jersey State EDA Revenue:
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	1,674,985
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	400,000	385,226	(c)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	300,000	303,290
New Jersey State Higher Education, Student Assistance Authority Revenue, Subordinated, Series B-1	5.000%	12/1/44	2,780,000	2,381,585	(c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/43	500,000	504,738
Transportation Program, Series BB	5.000%	6/15/44	3,000,000	2,974,559
Transportation System, Series A, Refunding	5.000%	6/15/37	1,000,000	1,032,470
Transportation System, Series A, Refunding	5.000%	6/15/38	4,000,000	4,095,549
Transportation System, Series A, Refunding	4.250%	6/15/40	500,000	456,131

Total New Jersey				13,808,533

New Mexico - 0.2%
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	750,000	562,663

New York - 4.5%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	750,000	691,471	(d)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,000,000	1,027,594
Green Bonds, Series E, Refunding	4.000%	11/15/45	500,000	413,585
Series A-2	5.000%	5/15/30	1,000,000	1,020,623	(a)(b)
Series B, Refunding	5.000%	11/15/37	500,000	496,432
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	750,000	593,936

See Notes to Schedule of Investments.

8	Western Asset Municipal High Income Fund 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Liberty Development Corp., Liberty Revenue, 7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	$1,800,000	$1,197,399
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2020	4.375%	10/1/45	2,000,000	1,653,225	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2023	6.000%	4/1/35	800,000	828,949	(c)(f)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2023	5.625%	4/1/40	700,000	697,364	(c)(f)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,100,000	1,044,577	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,200,000	1,105,022	(c)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 221	4.000%	7/15/45	1,500,000	1,220,707	(c)
Consolidated Series 221	4.000%	7/15/55	500,000	385,576	(c)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	1,000,000	833,591

Total New York				13,210,051

North Carolina - 0.5%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/51	1,600,000	1,502,393

North Dakota - 0.2%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	800,000	515,368

Ohio - 1.4%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	1,300,000	1,064,953
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	1,000,000	828,170	(a)(b)(c)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2023 Quarterly Report	9

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	$870,000	$695,234	(c)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,499,997	(c)

Total Ohio				4,088,354

Oklahoma - 0.5%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	471,534
Montereau Inc. Project, Refunding	5.250%	11/15/45	1,000,000	892,150

Total Oklahoma				1,363,684

Oregon - 0.3%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	1,250,000	1,022,196

Pennsylvania - 3.2%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	1,000,000	868,314
Lancaster County, PA:
Convention Center Authority Revenue, Hotel Room Rental Tax, County Guaranty, Series B, Refunding	4.750%	5/1/57	1,000,000	854,734
IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	1,750,000	1,575,998
Pennsylvania State Economic Development Financing Authority Revenue, Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	5,400,000	5,111,666	(c)
Philadelphia, PA, Authority for IDR, Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	1,200,000	1,006,553

Total Pennsylvania				9,417,265

Puerto Rico - 4.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	2,600,000	2,312,484	(d)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	160,000	102,200
Restructured, Series A	5.000%	7/1/62	165,000	162,938

See Notes to Schedule of Investments.

10	Western Asset Municipal High Income Fund 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	$7,624	$7,387
CAB, Restructured, Series A-1	0.000%	7/1/33	60,471	34,637
Restructured, Series A-1	5.375%	7/1/25	52,334	52,640
Restructured, Series A-1	5.625%	7/1/27	51,860	52,799
Restructured, Series A-1	5.625%	7/1/29	51,018	52,204
Restructured, Series A-1	5.750%	7/1/31	49,554	51,065
Restructured, Series A-1	4.000%	7/1/33	46,990	40,955
Restructured, Series A-1	4.000%	7/1/35	442,237	371,740
Restructured, Series A-1	4.000%	7/1/37	2,160,000	1,759,115
Restructured, Series A-1	4.000%	7/1/41	299,287	231,609
Restructured, Series A-1	4.000%	7/1/46	51,258	37,575
Subseries CW	0.000%	11/1/43	221,913	110,679	(b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,420,000	358,550	*(e)
Series A	5.050%	7/1/42	215,000	54,288	*(e)
Series XX	5.250%	7/1/40	2,130,000	537,825	*(e)
Series ZZ, Refunding	—	7/1/18	350,000	87,500	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	760,000	642,996
CAB, Restructured, Series A-1	0.000%	7/1/46	3,460,000	861,977
Restructured, Series A-1	4.550%	7/1/40	130,000	115,715
Restructured, Series A-1	4.750%	7/1/53	5,275,000	4,468,562
Restructured, Series A-1	5.000%	7/1/58	1,145,000	1,002,457
Restructured, Series A-2	4.329%	7/1/40	720,000	623,754

Total Puerto Rico				14,133,651

Rhode Island - 0.1%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	392,000	*(e)

South Carolina - 0.3%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	1,000,000	832,418

Tennessee - 1.0%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	1,000,000	838,864

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2023 Quarterly Report	11

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - (continued)
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AGM	5.250%	7/1/53	$750,000	$766,460
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	1,250,000	1,223,057	(a)(b)

Total Tennessee				2,828,381

Texas - 12.0%
Austin, TX, Airport System Revenue, Series 2022	5.000%	11/15/52	750,000	702,154	(c)
Central Texas Regional Mobility Authority Revenue:
CAB	0.000%	1/1/36	2,800,000	1,546,927
CAB	0.000%	1/1/38	2,000,000	941,860
CAB	0.000%	1/1/40	2,200,000	906,220
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	1,976,353	(c)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.500%	7/15/30	6,500,000	6,499,110	(c)
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.625%	7/15/38	5,000,000	4,999,316	(c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	1,000,000	793,133	(c)
Special Facilities, United Airlines Terminal Improvement Projects, Refunding	5.000%	7/15/35	7,500,000	6,964,570	(c)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	110,000	109,737	(c)
Series 2017	5.000%	11/1/36	110,000	107,933	(c)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, Westminster Manor Project	4.000%	11/1/49	1,200,000	878,482
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	500,000	447,860
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	900,000	591,897
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	250,000	132,061	(c)(d)

See Notes to Schedule of Investments.

12	Western Asset Municipal High Income Fund 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	$1,000,000	$917,218
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	1,200,000	1,032,307
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	3,585,000	3,654,676
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	1,500,000	1,334,079	(c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	515,000	468,531
Willacy County, TX, Jail Public Facilities Corp. Project Revenue	7.500%	11/1/25	245,000	224,918
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	292,758	5,855	*(d)(e)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	7,500	*(e)

Total Texas				35,242,697

Utah - 1.1%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	343,074
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/44	625,000	592,033
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	713,318
Utah State Infrastructure Agency Telecommunication Revenue:
Series 2021	4.000%	10/15/41	500,000	386,976
Series A	5.375%	10/15/40	1,150,000	1,093,725

Total Utah				3,129,126

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2023 Quarterly Report	13

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - 0.4%
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	$500,000	$501,703
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	750,000	708,146	(c)

Total Virginia				1,209,849

Washington - 0.3%
Washington State Health Care Facilities Authority Revenue, Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	1,250,000	1,007,558

Wisconsin - 1.7%
Public Finance Authority, WI, Revenue Bonds, The Carmelite System, Inc. Obligated Group	5.000%	1/1/45	300,000	260,402
Public Finance Authority, WI, Student Housing Revenue:
Beyond Boone LLC, Appalachian State University Project, AGM	4.000%	7/1/50	700,000	553,655
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	2,470,000	2,321,939
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	790,000	559,780	(d)
Wisconsin State HEFA Revenue:
Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	500,000	501,023
Rogers Memorial Hospital Inc., Series A, Refunding	5.000%	7/1/49	1,000,000	956,354

Total Wisconsin				5,153,153

TOTAL MUNICIPAL BONDS (Cost - $312,319,168)				285,935,331

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS (H) - 3.8%
New York - 3.8%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	3,055,000	3,139,744

See Notes to Schedule of Investments.

14	Western Asset Municipal High Income Fund 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A	4.000%	3/15/45	$4,755,000	$4,119,073
New York State Urban Development Corp., Sales Tax Revenue, Series 2023	5.000%	3/15/49	3,700,000	3,711,097
TOTAL MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS (Cost - $11,724,518)				10,969,914

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $324,043,686)				296,905,245

SHORT-TERM INVESTMENTS - 0.1%
MUNICIPAL BONDS - 0.1%
Texas - 0.1%
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue, ExxonMobil Corp., Series B, Refunding (Cost - $300,000)	4.000%	11/1/29	300,000	300,000	(c)(i)(j)

TOTAL INVESTMENTS - 101.2% (Cost - $324,343,686)				297,205,245
TOB Floating Rate Notes - (2.1)%				(6,265,000)
Other Assets in Excess of Other Liabilities - 0.9%				2,881,278

TOTAL NET ASSETS - 100.0%				$293,821,523

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2023 Quarterly Report	15

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	The coupon payment on this security is currently in default as of October 31, 2023.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The maturity principal is currently in default as of October 31, 2023.

(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
GO	— General Obligation
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PFA	— Public Facilities Authority

See Notes to Schedule of Investments.

16	Western Asset Municipal High Income Fund 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2023 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies

18

Notes to Schedule of Investments (unaudited) (continued)

include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

19

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$285,935,331	—	$285,935,331
Municipal Bonds Deposited in Tender Option Bond Trusts	—	10,969,914	—	10,969,914

Total Long-Term Investments	—	296,905,245	—	296,905,245

Short-Term Investments†	—	300,000	—	300,000

Total Investments	—	$297,205,245	—	$297,205,245

†	See Schedule of Investments for additional detailed categorizations.

20